6. Membership Deposits (March 2016 Note) (Tables)	3 Months Ended
Mar. 31, 2016
Membership Deposits March 2016 Note Tables
Membership Deposits
	March 31, 2016	December 31, 2015
Beginning balance	$10,020	$–
VIP membership deposits	3,679,727	10,000
Accrued member benefits	129,501	20
Less: member conversions to GX-Coin	(459,262)	–
Ending balance	$3,359,986	$10,020